Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases
Summary of components of lease expense

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Lease Cost
Finance Lease Cost:
Amortization of Right of Use Assets	51	122	153	597
Interest on lease liabilities	3	5	9	23
Operating Lease Cost	949	1,133	3,137	3,399
Short - Term Lease Cost	14	—	36	—
Total Lease Cost	1,017	1,260	3,335	4,019

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	3	6	10	26
Operating cash flows from operating leases	1,043	1,218	3,387	3,614
Financing cash flows from finance leases	53	190	158	968

Right of use assets obtained in exchange for new finance lease liabilities	10,457	—	10,457	—
Right of use assets obtained in exchange for new operating lease liabilities	—	—	—	—
Net Right of use asset remeasurement	—	—	(9)	(1,190)

Weighted average remaining lease term - finance leases (in Years)	10.4	2.1	10.4	2.1
Weighted average remaining lease term - operating leases (in Years)	1.7	2.6	1.7	2.6
Weighted average discount rate - finance leases	3.7	3.7	3.7	3.7
Weighted average discount rate - operating leases	4.1	4.1	4.1	4.1

($ in thousands)	2022	2021	2020
Lease cost
Finance Lease Costs:
Amortization of Right-of-Use Assets	$675	$1,189	$1,095
Interest on Lease Liabilities	27	81	125
Operating Lease Cost	4,515	4,789	3,827
Short Term Lease Cost	1,140	—	—
Variable Lease Cost	1,633	869	680
Total Lease Cost	$7,990	$6,928	$5,727

Summary of other information related to leases

Other Information
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Financing Leases	$30	$86	$125
Operating Cash Flows from Operating Leases	$4,820	$4,944	$3,973
Financing Cash Flows from Finance Leases	1,070	1,931	1,720
Right-of Use Assets Obtained in Exchange for New Finance Lease Liabilities	—	—	1,561
Right-of Use Assets Obtained in Exchange for Capitalized Operating Lease Liabilities	—	3,640	39
Net ROU Remeasurement	(651)	841	169

	Year Ended June 30,
	2022	2021	2020
Weighted-Average Remaining Lease Term – Operating Leases	2.33	1.63	2.13
Weighted-Average Remaining Lease Term – Financing Leases	2.06	3.12	4.09
Weighted-Average Discount Rate – Operating Leases	4.10	3.35	3.26
Weighted-Average Discount Rate – Financing Leases	3.70	4.46	4.45

Summary of maturities of lease liabilities

($ in thousands)	Operating Leases	Finance Leases
2023	2,770	585
2024	4,033	2,449
2025	1,415	2,635
2026	130	2,748
2027	—	1,176
Total Lease Payments	8,562	9,807
Less Imputed Interest	(214)	(1,494)
Total	8,348	8,313

Operating
($ in thousands)	Leases
2023	4,403
2024	4,019
2025	1,402
2026	99
Total Lease Payments	9,923
Less Imputed Interest	(606)
Total	$9,317